SHARE-BASED COMPENSATION: - Additional information (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Number of Shares
Unvested RSUs outstanding at the beginning | shares	2,143,186
Granted | shares	20,773,026
Vested | shares	(121,513)
Forfeited | shares	(884,030)
Unvested RSUs outstanding at the end | shares	21,910,669
Weighted- Average Grant Date Fair Value Price
Unvested RSUs outstanding at the beginning (in dollars per share) | $ / shares	$ 10.88
Granted (in dollars per share) | $ / shares	6.00
Vested (in dollars per share) | $ / shares	3.54
Forfeited (in dollars per share) | $ / shares	6.88
Unvested RSUs outstanding at the end (in dollars per share) | $ / shares	$ 6.45